Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Intangible assets, net
Gross Carrying Amount		¥ 5,016			¥ 2,875
Less: accumulated amortization		(1,406)			(1,393)
Intangible assets, net		3,610		$ 229	1,482
Amortization expenses	¥ 665	665	¥ 599
Amortization expenses for future periods
2016					451
2017					397
2018					124
2019					124
2020					124
Thereafter					262
Intangible assets, net		3,610		$ 229	1,482
Impairment of intangible assets	¥ 0	0	¥ 0
Domain names
Intangible assets, net
Gross Carrying Amount		2,446			305
Customer relationships
Intangible assets, net
Gross Carrying Amount		1,637			1,637
Source code
Intangible assets, net
Gross Carrying Amount		¥ 933			¥ 933